FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency translation on
Property, plant and equipment, at fair value	$ (604)	$ 49	$ (1,592)
Borrowings	(219)	(133)	607
Deferred income tax liabilities and assets	35	(32)	180
Other assets and liabilities	(52)	25	(39)
Foreign currency translation, net	$ (840)	$ (91)	$ (844)